Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance, beginning of the year	$ 39,714	$ 39,072
Additions		960
Eastmain acquisition, mineral property interests acquired	125,606
Impairment of mineral property interests		(337)
Option payment received	(252)
Dispositions	(8,949)
Change in estimate of provision for site reclamation and closure	273	203
Currency translation adjustment	134	(184)
Balance, end of the year	160,772	39,714
Québec
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance, beginning of the year	0	0
Additions		0
Eastmain acquisition, mineral property interests acquired	125,606
Impairment of mineral property interests		0
Option payment received	(252)
Dispositions	0
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	0	0
Balance, end of the year	125,354	0
Nunavut
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance, beginning of the year	19,085	18,871
Additions		11
Eastmain acquisition, mineral property interests acquired	0
Impairment of mineral property interests		0
Option payment received	0
Dispositions	0
Change in estimate of provision for site reclamation and closure	273	203
Currency translation adjustment	0	0
Balance, end of the year	19,358	19,085
British Columbia
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance, beginning of the year	16,060	16,060
Additions		0
Eastmain acquisition, mineral property interests acquired	0
Impairment of mineral property interests		0
Option payment received	0
Dispositions	0
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	0	0
Balance, end of the year	16,060	16,060
Peru
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Balance, beginning of the year	4,569	4,141
Additions		949
Eastmain acquisition, mineral property interests acquired	0
Impairment of mineral property interests		(337)
Option payment received	0
Dispositions	(8,949)
Change in estimate of provision for site reclamation and closure	0	0
Currency translation adjustment	134	(184)
Balance, end of the year	$ 0	$ 4,569